Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Equipment	$ 0	$ 24
Disposal of equipment	$ 64	$ 18